Jan. 05, 2024
Core Plus Fixed Income Portfolio
Core Plus Fixed Income Portfolio

Summary Prospectus, Prospectus and
Statement of Additional Information Supplement

January 5, 2024

Morgan Stanley Institutional Fund Trust

Supplement dated January 5, 2024 to the Morgan Stanley Institutional Fund Trust Summary Prospectus, Prospectus and Statement of Additional Information dated January 27, 2023, as amended

Core Plus Fixed Income Portfolio
(the "Acquired Fund")

At an adjourned special meeting of shareholders of the Acquired Fund held on January 5, 2024, shareholders of the Acquired Fund ("Acquired Fund Shareholders") approved the reorganization of the Acquired Fund into Eaton Vance Total Return Bond ETF, a newly-created exchange-traded fund ("ETF") (the "Acquiring Fund"), which is a series of Morgan Stanley ETF Trust (the "Reorganization").

The Reorganization will be accomplished in accordance with an Agreement and Plan of Reorganization and is anticipated to occur (after the close of trading) on or about March 22, 2024 (the "Closing Date"). Except as noted below, Acquired Fund Shareholders will become shareholders of the Acquiring Fund, receiving shares of the Acquiring Fund with a value equal to the aggregate net asset value of their shares of the Acquired Fund ("Acquired Fund Shares") held immediately prior to the Reorganization, except with respect to cash received in lieu of fractional shares of the Acquiring Fund, which cash payment may be taxable.

If you do not hold your Acquired Fund Shares through a brokerage account that can accept shares of the Acquiring Fund on the Closing Date, you will not receive shares of the Acquiring Fund as part of the Reorganization. Instead, your investment will be liquidated and you will receive cash equal in value to the aggregate net asset value of your Acquired Fund Shares on the Closing Date. The liquidation of your investment and return of cash may be taxable. If you hold Acquired Fund Shares through an individual retirement account ("IRA") or group retirement plan whose plan sponsor does not have the ability to hold shares of ETFs on its platform, you may need to redeem your shares prior to the Reorganization or, if applicable, your financial intermediary may transfer your investment in the Acquired Fund to a different investment option prior to the Reorganization. If you hold Acquired Fund Shares through an IRA directly with the Acquired Fund at its transfer agent, SS&C Global Investor and Distribution Solutions, Inc., and do not take action to transfer the investment in the Acquired Fund to a different investment option, your Acquired Fund Shares will be exchanged for R Shares of Morgan Stanley U.S. Government Money Market Trust equal in value to the aggregate net asset value of your Acquired Fund Shares on the Closing Date unless you provide alternative direction prior to the final date to redeem Acquired Fund Shares or exchange Acquired Fund Shares for shares of another Morgan Stanley mutual fund.

Effective February 1, 2024 (the "Effective Date"), the Acquired Fund will be closed to new investors. It is currently anticipated that the final date for existing investors to purchase Acquired Fund Shares or exchange shares of another Morgan Stanley mutual fund for Acquired Fund Shares will be on or about March 8, 2024. It is also currently anticipated that the final date to redeem Acquired Fund Shares or exchange Acquired Fund Shares for shares of another Morgan Stanley mutual fund will be on or about March 20, 2024.

Beginning on the Effective Date, the following fees and charges will be waived: (i) the sales charge on purchases of Class A shares of the Acquired Fund; (ii) the contingent deferred sales charge ("CDSC") on Class A and Class C shares of the Acquired Fund; (iii) the 12b-1 fees for Class A, Class L and Class C shares of the Acquired Fund; and (iv) any finder's fee payments applicable to any class of shares. Also, effective on the Effective Date, any current Letter of Intent under which Class A shares of the Acquired Fund were purchased would be considered completed.